Income taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Interest expense on convertible securities	$ 31,100	$ 16,700
Operating loss carryforwards	725,800	636,000
Operating loss carryforwards, subject to expiration	295,100
Valuation allowance	$ 163,204	$ 144,619